LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

17.	LONG-TERM DEBT

	2019	2020
	RMB (in millions)
2025 Notes	—	31
2022 Notes	353	331
2025 Booking and Hillhouse Notes	6,962	—
2022 Booking Notes	174	163
Exchangeable Senior Notes	—	4,249
Long-term loan	10,981	17,797
Securitization debt	1,074	147
Less: Debt issuance cost	(7)	(0)

Total	19,537	22,718

As of December 31, 2020, the fair value of the Company’s long-term debt, based on Level 2 inputs, was RMB22.7 billion.
Description of 2020 Convertible Senior Notes
On June 18, 2015, the Company issued US$700 million of 1.00% Convertible Senior Notes due 2020 (the “2020 Notes”). The 2020 Notes may be converted at an initial conversion rate of 9.1942 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$108.76 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2020. Debt issuance costs were US$11.3 million and are being amortized to interest expense to the put date of the 2020 Notes (
July 1, 2018
).
Absent a fundamental change (as defined in the indenture for the 2020 Notes), each holder of the 2020 Notes had a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2020 Notes on July 1, 2018. The Company believed that the likelihood of occurrence of events considered a fundamental change is remote. The 2020 Notes were not redeemable prior to the maturity date of July 1, 2020.

Concurrently with the issuance of the 2020 Notes, the Company purchased a call option (“2015 Purchased Call Option”) and sold warrants (“2015 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 6.4 million of the Company’s ADSs upon the Company’s exercise of the 2015 Purchased Call Option and the Company received US$84.4 million from the same counterparty for the sale of warrants to purchase up to approximately 6.4 million of the Company’s ADSs.
In 2020, the 2020 Notes with principal amount of US$700 million (RMB4.9 billion) were all redeemed for cash.
Description of 2025 Convertible Senior Notes
On June 18, 2015, the Company issued US$400 million of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes may be converted, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS), at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020)
.
Absent a fundamental change (as defined in the indenture for the 2025 Notes), each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020, as a result the 2025 Notes were reclassified from long-term to short-term as of December 31, 2019. If a fundamental change (as defined in the indenture for the 2025 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes in accordance with the indenture for the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.
In 2020, the Company notified holders of the 2025 Notes of their rights under the relating indenture to require the Company to purchase all of or portion of such notes on July 1, 2020, which we refer to as the Put Right. As a result of exercise of aforementioned early redemption right, the Company redeemed US$395 million (RMB2.8 billion) aggregate principal amount of the 2025 Notes as requested by the holders. The remaining RMB31 million were reclassified as long-term debt as of December 31, 2020 as it may not be redeemed or mature within one year.
Description of 2022 Convertible Senior Notes
On September 12, 2016 and September 19, 2016, the Company issued US$975 million of 1.25% Convertible Senior Notes due 2022 (the “2022 Notes”). The 2022 Notes may be converted, at an initial conversion rate of 15.2688 ADSs per US$1,000 principal amount of the 2022 Notes (which represents an initial conversion price of US$65.49 per ADS) at each holder’s option at any time prior to the close of business on the business day immediately preceding the maturity date of September 15, 2022. Debt issuance costs were US$19 million and are being amortized to interest expense to the put date of the 2022 Notes (September 15, 2019).
Absent a fundamental change (as defined in the indenture for the 2022 Notes), each holder of the 2022 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on September 15, 2019, as a result the 2022 Notes were reclassified from long-term to short-term as of December 31, 2018. If a fundamental change (as defined in the indenture for the 2022 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on the date notified in writing by the Company in accordance with the indenture for the 2022 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2022 Notes are generally not redeemable prior to the maturity date of September 15, 2022, except that the Company may, at its option, redeem all but not part of the 2022 Notes in accordance with the indenture for the 2022 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.
In August 2019,
 the Company notified holders of the
2022
Notes of their rights under the relating indenture to require the Company to purchase all of or portion of such notes on September
15
,
2019
, which we refer to as the Put Right. In
September 2019
, as a result of exercise of aforementioned early redemption right, the Company redeemed US$
924
 million (RMB
6.6
billion) aggregate principal amount of the
2022
Notes as requested by the holders. The remaining
2022
Notes were reclassified as long-term debt as of December
31
,
2019
and
2020
as it may not be redeemed or mature within
one
year.
The Company assessed the 2020 Notes, 2025 Notes and 2022 Notes (collectively as “Notes”), the 2015 Purchased Call Option (the “Purchased Call Options”) and the 2015 Sold Warrants (the “Sold Warrants”) under ASC 815 and concluded that:

•
The Notes, the Purchased Call Options and the Sold Warrants (1) do not entail the same risks; and (2) have a valid business purpose and economic need for structuring the transactions separately. Therefore, the offering of the Notes, the Purchased Call Options and Sold Warrants transactions should be accounted separately;

•	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

•
Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC
815-10-15-74
is met;

•	There was no BCF attributable to the Notes as the set conversion prices for the Notes were greater than the respective fair values of the ordinary share price at date of issuances;
Therefore, the Company has accounted for the respective Notes as a single instrument as a long-term debt. The debt issuance cost was recorded as reduction to the long-term debts and are amortised as interest expenses using the effective interest method. The value of the Notes are measured by the cash received. The Purchased Call Options and Sold Warrants are accounted for within stockholders’ equity.
Description of Booking and Hillhouse Notes
On August 7, 2014, the Company issued Convertible Senior Note (the “2019 Booking Note”) at an aggregate principal amount of US$500 million to an indirect subsidiary of the Booking Company. The Booking 2019 Note was due on August 7, 2019 and bears interest of 1% per annum, which will be paid semi-annually beginning on February 7, 2015. The Booking 2019 Note was convertible into the Company’s ADSs with an initial conversion price of approximately US$81.36 per ADS. In 2019, the 2019 Booking Notes with principal amount of US$500 million (RMB3.4 billion) were all redeemed for cash.
On May 26, 2015, the Company issued Convertible Senior Note (the “2020 Booking Note”) at an aggregate principal amount of US$250 million to an indirect subsidiary of the Booking Company. The Booking 2020 Note was due on May 29, 2020 and bears interest of 1% per annum, which was paid semi-annually beginning on November 29, 2016. The Booking 2020 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$104.27 per ADS. In 2020, the 2020 Booking Notes with principal amount of US$250 million (RMB1.8 billion) were redeemed for cash.
On December 10, 2015, the Company issued Convertible Senior Notes at an aggregate principal amount of US$1.0 billion to an indirect subsidiary of the Booking Company and two affiliates of Hillhouse (the “2025 Booking and Hillhouse Notes”). The 2025 Booking and Hillhouse Notes are due on December 11, 2025 and bear interest of 2% per annum, which would be paid semi-annually beginning on June 11, 2016. The 2025 Booking and Hillhouse Notes will be convertible into the Company’s ADSs with an initial conversion price of approximately US$68.46 per ADS.
Absent a fundamental change (as defined in the indenture for the 2025 Booking and Hillhouse Notes), each holder of the 2025 Booking and Hillhouse Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Booking and Hillhouse Notes beginning on December 11, 2021, as a result the 2025 Booking and Hillhouse Notes were reclassified from long-term to short-term as of December 31, 2020.
On September 12, 2016, the Company issued US$25
million Convertible Senior Note to an indirect subsidiary of the Booking Company (the “2022 Booking Note”). The 2022 Booking Note is due on September 15, 2022 and bears interest of 1.25% per annum, which will be paid semi-annually beginning on March 15, 2017. The 2022 Booking Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$65.49 per ADS.
The Company has accounted for the above notes as a single instrument. The value of the above notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate. There was no BCF attributable
to the above notes as the set conversion price for the above notes was greater than the fair value of the ADS price at date of issuance.
Description of Exchangeable Senior Notes
On July 13, 2020, the Company issued exchangeable senior notes due 2027 (the “Exchangeable Senior Notes”) at an aggregate principal amount of US$500 million. The Exchangeable Senior Notes are due on July 1, 2027 and bears interest of 1.5% per annum, which will be paid semi-annually beginning on January 1, 2021. The Exchangeable Senior Notes may be converted, at an initial conversion rate of 24.78 Huazhu ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$40.36 per Huazhu ADS) at each holder’s option. The Company accounts for and measures the Exchangeable Senior Notes in its entirety at fair value. As of December 31, 2020, the fair value of the Exchangeable Senior Notes amounted to RMB4.2 billion (US$651 million). For the year ended December 31, 2020, the change of its fair value was RMB1.0 billion (US$151 million) which was recorded in “Other income/ (expense)”.
Long-term Loans from Commercial Banks
As of December 31, 2020, the Company obtained long-term bank borrowings of RMB17.8 billion (US$2.7 billion) in aggregate, of which RMB1.3 billion (US$193 million) were collateralized by short-term investments, long-term investments and
properties of
the Company.
The weighted average interest rate for the outstanding borrowings was approximately 1.68%.

The Company was in compliance with the applicable financial covenants under those lines of credit as of December 31, 2020
.
Securitization Debt
As of December 31, 2020, securitization debt represents the revolving debt securities which are collateralized by the receivable related to financial services. The revolving debt securities have the terms ranged from one year to two years with the annual interest rate from 4.50% to 5.00%.